30. OPERATING COSTS AND EXPENSES (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	R$ 11,286	R$ 11,084	R$ 10,919
Free Market [Member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	4,098	3,871	4,283
Proinfa Program [Member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	376	324	303
Physical Guarantee Quota Contracts [Member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	715	679	461
Regulated Market Auctions [Member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	3,021	3,346	3,555
Bilateral Contracts [Member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	311	484	385
Angra I And II Nuclear Plants [Member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	269	267	244
Pasep and Cofins Credits [Member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	(1,026)	(1,056)	(1,053)
Itaipu Binacional [Member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	1,429	1,351	1,243
Spot Market [Member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	1,886	R$ 1,818	R$ 1,498
Distributed Generation [member]
Disclosure Of Operating Costs And Expenses [line items]
Energy purchased for resale	R$ 207